UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

RAIT Partnership, L.P.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported) January 27, 2023

Commission File Number of securitizer:  025-01163

Central Index Key Number of securitizer:  0001175134

Jennifer Sorkin, (415) 284-7414

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

_____ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ____________

Central Index Key Number of underwriter (If applicable): _____________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Annual Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  January 27, 2023

RAIT Partnership, L.P. (Securitizer)

By: RFP GP LLC, its general partner

/s/ William A. Covino
By:  William A. Covino
Title: Chief Financial Officer